   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 31, 2008

                                            1933 ACT REGISTRATION NO. 333-49230
                                            1940 ACT REGISTRATION NO. 811-07975

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]

                      POST-EFFECTIVE AMENDMENT NO. 27                       [X]

                                    AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]

                      POST-EFFECTIVE AMENDMENT NO. 87                       [X]

                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO

                                   SECRETARY

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                              NEWARK, NEW JERSEY
                                  07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on __________ pursuant to paragraph (b) of Rule 485

[X]60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_]on pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box: [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Variable Annuity Contracts

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 27 to Registration Statement No. 333-49230 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 25 filed with the SEC on April 25, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                         PRUCO LIFE INSURANCE COMPANY

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STRATEGIC PARTNERS/SM/ ANNUITY ONE 3 VARIABLE ANNUITY ("SPAO 3")

STRATEGIC PARTNERS/SM/ PLUS 3 VARIABLE ANNUITY ("SP PLUS 3")

STRATEGIC PARTNERS/SM/ FLEXELITE VARIABLE ANNUITY (SP FLEXELITE")

                       Supplement dated February 9, 2009

                                      To

                Prospectuses dated May 1, 2008, as Supplemented

This supplement should be read and retained with the prospectus and supplements for your SPAO 3, SP Plus 3, and SP Flexelite Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-888-PRU-2888. The terms used in this supplement are defined in the Glossary of Terms in the prospectus, unless specifically defined in this supplement. The optional living benefits and optional features described in this supplement are only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

     I. This supplement describes new optional living benefits available under each of the above-referenced Annuities. If you currently own an Annuity with a living benefit, you may terminate your existing benefit rider (subject to our current rules) and elect these new benefits as described below. These benefits cannot be combined with any other living benefit or the Highest Daily Value optional death benefit.

     II. This supplement also describes a new optional feature available to current owners of Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, and Spousal Highest Daily Lifetime Seven Income Benefit that, if elected, would provide an alternative asset transfer formula for their benefit. Except as otherwise described in this supplement, all terms and conditions of your Annuity and benefit rider for Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit or Spousal Highest Daily Lifetime Seven Income Benefit apply and do not change.

     III.In addition, this supplement also: (1) discusses that certain optional living benefits are no longer available (subject to regulatory approval of the benefits offered in this supplement); (2) discusses information about Section 403(b) annuity contract exchanges;
         (3) provides information regarding purchasing an Annuity if you are a beneficiary of an annuity contract that was owned by a decedent; and
         (4) provides additional information

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         with respect to Highest Daily Lifetime Five, Highest Daily Lifetime
         Seven and Spousal Highest Daily Lifetime Seven.

I. NEW OPTIONAL LIVING BENEFITS

1. We add the following optional living benefits to the prospectus:

HIGHEST DAILY LIFETIME 7 PLUS/SM/ INCOME BENEFIT (HD 7 Plus)/SM/

Highest Daily Lifetime 7 Plus is offered as a replacement to Highest Daily Lifetime Seven and Highest Daily Lifetime Five in those jurisdictions where we have received regulatory approval. Currently, if you elect Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may have a waiting period until you can elect another lifetime withdrawal benefit. See "Election of and Designations under the Program" and "Termination of Existing Benefits and Election of New Benefits" below for details. The income benefit under Highest Daily Lifetime 7 Plus currently is based on a single "designated life" who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 7 Plus Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit other than the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program. For a more detailed description of the permitted investment options, see the "Investment Options" section below and in your prospectus.

We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life ("Lifetime Withdrawals"), provided that you have not made "excess withdrawals." We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime 7 Plus.

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Although you are guaranteed to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take excess withdrawals, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.

Key Feature - Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

     (1) the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

     (2) the Account Value.

If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greatest of:

     (1) the Periodic Value described above or,

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     (2) the sum of:

         (a) 200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;

         (b) 200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted Purchase Payments made within one year of the effective date of the benefit; and

         (c) All adjusted Purchase Payments made after one year following the effective date of the benefit.

On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent Purchase Payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and is increased if you qualify for a step-up (as described below).

Return of Principal Guarantee

If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a) your Account Value on the day that you elected Highest Daily Lifetime 7 Plus; and

b) the sum of each Purchase Payment (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph.

                                      4

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Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.

Key Feature - Annual Income Amount under the Highest Daily Lifetime 7 Plus
Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 - less than 59 1/2, 5% for ages 59 1/2 - 74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 - less

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than 59  1/2, 5% for ages 59  1/2 - 74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

Highest Daily Auto Step-Up

An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 - less than 59 1/2, 5% for ages 59 1/2 - 74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply the highest daily value by the applicable percentage, adjust each such daily value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary Value is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value (if it is higher than your Protected Withdrawal Value prior to the daily step-up, your Protected Withdrawal Value will never be decreased as a result of a step-up) to equal the highest daily value upon which your step-up was based. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

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If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount, unless you instruct us otherwise.

The Highest Daily Lifetime 7 Plus program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

   .   The Issue Date is December 1, 2008

   .   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

Example of dollar-for-dollar reductions

On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1,
2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

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Example of proportional reductions

Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 -- reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                    $118,000.00
Less amount of "non" excess withdrawal                             $  3,500.00
Account Value immediately before excess withdrawal of $1,500       $114,500.00
Excess withdrawal amount                                           $  1,500.00
Divided by Account Value immediately before excess withdrawal      $114,500.00
Ratio                                                                     1.31%
Annual Income Amount                                               $  6,000.00
Less ratio of 1.31%                                                $     78.60
Annual Income Amount for future Annuity Years                      $  5,921.40

Example of highest daily auto step-up

On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is younger than 75 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and Purchase Payments (including the

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amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 26.

                                   Highest Daily Value
                                     (adjusted with      Adjusted Annual Income
                                 withdrawal and Purchase   Amount (5% of the
Date*              Account Value       Payments)**        Highest Daily Value)
-----              ------------- ----------------------- ----------------------
November 25, 2009   $119,000.00       $119,000.00              $5,950.00
November 26, 2009                   Thanksgiving Day
November 27, 2009   $118,000.00       $113,986.95              $5,699.35
November 30, 2009   $113,000.00       $113,986.95              $5,699.35
December 01, 2009   $119,000.00       $119,000.00              $5,950.00

..   In this example, the Annuity Anniversary date is December 1. The Valuation
    Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the year.

..   ** In this example, the first daily value after the first withdrawal is
    $119,000 on November 25, results in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95

   . The adjusted Annual Income Amount is carried forward to the next valuation date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

Non-Lifetime Withdrawal Feature

You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you must elect at the time of your first

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withdrawal. The amount of the Non-Lifetime Withdrawal cannot be more than the amount that would cause the Annuity to be taken below the minimum Surrender Value after the withdrawal for your Annuity (See "Access to Account Value" in the prospectus). This Non-Lifetime Withdrawal will not result in the calculation of the initial Annual Income Amount. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value, the Return of Principal guarantee, and the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date, described above, by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal.

If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

Example - Non-Lifetime Withdrawal (proportional reduction)

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

Assume the following:

   .   The Issue Date is December 1, 2008

   .   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

   .   The Account Value at benefit election was $105,000

   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

   . No previous withdrawals have been taken under the Highest Daily Lifetime 7 Plus benefit.

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On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10/th/ benefit year minimum Periodic Value guarantee is $210,000, the 10/th/ benefit year Return of Principal guarantee is $105,000, the 20/th/ benefit year minimum Periodic Value guarantee is $420,000, the 25/th/ benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation:

Withdrawal Amount divided by                                       $    15,000
Account Value before withdrawal                                    $120,000.00
Equals ratio                                                              12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value                                         $   109,375
10/th/ benefit year Return of Premium                              $    91,875
10/th/ benefit year Minimum Periodic Value                         $   183,750
20/th/ benefit year Minimum Periodic Value                         $   367,500
25/th/ benefit year Minimum Periodic Value                         $   551,250

Required Minimum Distributions

Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal.

Example - required minimum distributions

The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

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Annual Income Amount = $5,000

Remaining Annual Income Amount = $3,000

Required Minimum Distribution = $6,000

The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 +($6,000 - $5,000) =$4,000).

If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset).

Benefits Under the Highest Daily Lifetime 7 Plus Program

   . To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed Annuity.

   . If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

      (1) apply your Account Value to any Annuity option available; or

      (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

   . In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

      (1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

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      (2) the Account Value.

   . If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

   . Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

Other Important Considerations

   . Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for withdrawals that exceed the Annual Income Amount and the Non-Lifetime Withdrawal.

   . Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.

   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

   . Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.

   . You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

   . Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by Highest Daily Lifetime 7 Plus will not count toward the maximum number of free transfers allowable under an Annuity.

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   .   We currently limit the Sub-accounts in which you may allocate Account
       Value if you participate in this benefit. (See "Investment Options" below and in the prospectus). Moreover, if you are invested in prohibited investment options and seek to elect the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to electing the benefit.

   . The fee for Highest Daily Lifetime 7 Plus is 0.70% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee at the end of each benefit quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.175% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the benefit and continue the benefit as described above.

Election of and Designations under the Program

For Highest Daily Lifetime 7 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

Highest Daily Lifetime 7 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. If you elect Highest Daily Lifetime 7 Plus and terminate it, you can re-elect it on any Annuity Anniversary and for the first 30 days following any Annuity Anniversary. Additionally, if you currently own an Annuity with a living benefit, you may terminate your existing benefit rider and elect the benefits offered in this supplement, as set forth under "Termination of Existing Benefits and Election of New Benefits" below. We reserve the right to waive, change and/or further limit the election frequency in the future. These restrictions are waived if the Lifetime Five, Highest Daily Lifetime Five, Highest

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Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Lifetime Five,
Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime 7 Plus benefits were terminated as a result of the death of the Annuitant and the beneficiary elected to continue the Annuity under the Spousal Assumption provision.

Termination of the Program

You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit automatically terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount),
(iv) upon our receipt of due proof of the death of the Annuitant, (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements for issuing the benefit (see "Elections and Designations under the Program").

Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.

How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-Account

As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-Account"). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade

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Bond Sub-account. The mathematical formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix E, below.

Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant's attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, we will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the AST Investment Grade Bond Sub-account. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account. If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur. Notwithstanding the above, we will not execute a transfer that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. In addition, future transfers into the AST Investment Grade Bond Sub-account will be suspended (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once a subsequent transfer occurs out of the AST Investment Grade Sub-account, the suspension will be removed and amounts may be transferred to the AST Investment Grade Bond

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Sub-account if dictated by the formula (subject to the 90% cap). However, it is possible that, due to the subsequent investment performance of your allocations in the Permitted Sub-accounts you have selected and the amount of your Account Value in the AST Investment Grade Bond Sub-account, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 7 Plus and existing Annuities that elect Highest Daily Lifetime 7 Plus in the future, however, we reserve the right to change such values.

Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be in the same proportion that each such Sub-account bears to your total Account Value, immediately before the transfer. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

The amount of the transfer will be equal to the lesser of:

     a) The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or

     b)  An amount equal to 5% of your total Account Value.

While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer operates is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus.

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Depending on the results of the calculations of the mathematical formula, we may, on any Valuation Day:

   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). (Please see above regarding allocations made pursuant to the monthly calculation); or

   . Transfer a portion (which may be substantial) of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to YOUR Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

   . How long you have owned Highest Daily Lifetime 7 Plus or Spousal Highest Daily Lifetime 7 Plus;

   .   The performance of the Permitted Sub-accounts you have chosen;

   .   The performance of the AST Investment Grade Bond Sub-account;

   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;

   .   The amount you have allocated to the AST Investment Grade Bond
       Sub-account;

   .   Additional Purchase Payments, if any, you make to your Annuity; and

   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula that, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Similarly, the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account.

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If you make additional Purchase Payments to your Annuity, they will be allocated according to your allocation instructions. Once they are allocated to your Annuity, they will also be subject to the mathematical formula described above and therefore may be transferred to the AST Investment Grade Bond Portfolio, if dictated by the formula.

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery until it is transferred out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law. Please note, however, that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

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SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS /SM/ INCOME BENEFIT (SHD7 Plus)/SM/

Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. Currently, if you elect Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may have a waiting period until you can elect another lifetime withdrawal benefit. See "Termination of Existing Benefits and Election New Benefits" for details. Spousal Highest Daily Lifetime 7 Plus must be elected based on two Designated Lives, as described below. The youngest Designated Life must be at least 50 years old and the oldest Designated Life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program. For a more detailed description of permitted investment options, see the Investment options section of the prospectus and this supplement below.

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime 7 Plus.

Although you are guaranteed to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take excess withdrawals, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.

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Key Feature - Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

   (1) the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

   (2) the Account Value.

If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greatest of:

   (1) the Periodic Value described above or,

   (2) the sum of:

       (a) 200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;

       (b) 200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted Purchase Payments made within one year of the effective date of the benefit; and

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       (c) All adjusted Purchase Payments made after one year following the effective date of the benefit.

Return of Principal Guarantee

If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a) your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus; and

b) the sum of each Purchase Payment (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including than the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime 7 Plus Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less

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

than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

Highest Daily Auto Step-Up

An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the

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highest daily value, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life) on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply the highest daily value by the applicable percentage, adjust each such highest daily value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value (if it is higher than your Protected Withdrawal Value prior to the daily step-up, your Protected Withdrawal Value will never be decreased as a result of a step-up) to equal the highest daily value upon which your step-up was based. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount, unless you instruct us otherwise.

The Spousal Highest Daily Lifetime 7 Plus program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

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If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

   .   The Issue Date is December 1, 2008

   .   The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5,
       2009

   . The younger Annuitant was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit.

Example of dollar-for-dollar reductions

On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

Example of proportional reductions

Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500-- reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

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Here is the calculation:

Account Value before withdrawal                                    $118,000.00
Less amount of "non" excess withdrawal                             $  3,500.00
Account Value immediately before excess withdrawal of $1,500       $114,500.00
Excess withdrawal amount                                           $  1,500.00
Divided by Account Value immediately before excess withdrawal      $114,500.00
Ratio                                                                     1.31%
Annual Income Amount                                               $  6,000.00
Less ratio of 1.31%                                                $     78.60
Annual Income Amount for future Annuity Years                      $  5,921.40

Example of highest daily auto step-up

On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (including the amount of any associated Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is younger than 75 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and Purchase Payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 26.

                                   Highest Daily Value
                                     (adjusted with      Adjusted Annual Income
                                 withdrawal and Purchase   Amount (5% of the
Date*              Account Value       Payments)**        Highest Daily Value)
-----              ------------- ----------------------- ----------------------
November 25, 2009   $119,000.00       $119,000.00              $5,950.00
November 26, 2009                   Thanksgiving Day
November 27, 2009   $118,000.00       $113,986.95              $5,699.35
November 30, 2009   $113,000.00       $113,986.95              $5,699.35
December 01, 2009   $119,000.00       $119,000.00              $5,950.00

..   In this example, the Annuity Anniversary date is December 1. The Valuation
    Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the year.

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   .   ** In this example, the first daily value after the first withdrawal is
       $119,000 on November 25, results in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95

   . The adjusted Annual Income Amount is carried forward to the next valuation date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

Non-Lifetime Withdrawal Feature

You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you must elect at the time of your first withdrawal. The amount of the Non-Lifetime Withdrawal cannot be more than the amount that would cause the Annuity to be taken below the minimum Surrender Value after the withdrawal for your Annuity (See "Access to Account Value" in the prospectus). This Non-Lifetime Withdrawal will not stop the pre-lifetime withdrawal calculations of the benefit described above. However, the total amount of the withdrawal will proportionally reduce the guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first lifetime withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawal, no additional Non-Lifetime withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value, the Return of Principal guarantee and the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date, described above, by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal.

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If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal

Example - Non-Lifetime Withdrawal (proportional reduction)

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

Assume the following:

   .   The Issue Date is December 1, 2008

   .   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

   .   The Account Value at benefit election was $105,000

   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

   . No previous withdrawals have been taken under the Highest Daily Lifetime 7 Plus benefit.

On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10/th/ benefit year minimum Periodic Value guarantee is $210,000, the 10/th/ benefit year Return of Principal guarantee is $105,000, the 20/th/ benefit year minimum Periodic Value guarantee is $420,000, the 25/th/ benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation:

Withdrawal Amount divided by                                       $    15,000
Account Value before withdrawal                                    $120,000.00
Equals ratio                                                              12.5%
Protected Withdrawal Value                                         $   109,375
All guarantees will be reduced by the above ratio (12.5%)
10/th/ benefit year Return of Premium                              $    91,875
10/th/ benefit year Minimum Periodic Value                         $   183,750
20/th/ benefit year Minimum Periodic Value                         $   367,500
25/th/ benefit year Minimum Periodic Value                         $   551,250

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Required Minimum Distributions

Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal.

The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

Annual Income Amount = $5,000

Remaining Annual Income Amount = $3,000

Required Minimum Distribution = $6,000

The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 +($6,000 - $5,000) =$4,000).

If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset).

Benefits Under the Spousal Highest Daily Lifetime 7 Plus Program

   . To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity

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

      Year equal to the remaining Annual Income Amount for the Annuity Year.
       Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

   . If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

      (1) apply your Account Value to any Annuity option available; or

      (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

      (1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

      (2) the Account Value.

   . If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

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

   . Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

Other Important Considerations

   . Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for withdrawals that exceed the Annual Income Amount and the Non-Lifetime Withdrawal.

   . Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

   . Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.

   . You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

   . You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

   . Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime 7 Plus benefit will not count toward the maximum number of free transfers allowable under an Annuity.

   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit (see "Investment Options" below and in the prospectus). Moreover, if you are invested in prohibited investment options and seek to elect the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to electing the benefit.

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   .   The fee for Spousal Highest Daily Lifetime 7 Plus is 0.85% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.2125% of the greater of the prior day's Account Value, or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the prior day's Account Value and the prior day's Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program

Spousal Highest Daily Lifetime 7 Plus can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die. Currently, Spousal Highest Daily Lifetime 7 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

   . One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

   . Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

   . One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

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We do not permit a change of Owner under this benefit, except as follows:

(a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or
(b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime 7 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See "Elections of Designations under the Program" above and "Termination of Existing Benefits and Election of New Benefits" below for information pertaining to elections, terminations and re-election of benefits. We reserve the right to waive, change and/or further limit the election frequency in the future.

Termination of the Program

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply (as described above). The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount),
(iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments, (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements for issuing the benefit (see "Election of and Designations under the Program").

Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options pro rata (i.e. in the same proportion as the current balances in your variable investment options).

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How Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your
Permitted Sub-accounts and the AST Investment Grade Bond Sub-account

See "How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" above for information regarding this component of the benefit.

Additional Tax Considerations

If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law. Please note, however, that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

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   2. The following is added to your prospectus:

Termination of Existing Benefits and Election of New Benefits

If you currently own an Annuity with an optional living benefit, you may terminate the benefit rider and elect one of the benefits described in this supplement, subject to availability of the benefit at that time. There may be a waiting period before you are able to re-elect a new benefit. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing a benefit and any waiting period. The benefit you re-elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.

   3. Investment Options.

We add the following information to the prospectus under "Investment Options."

   . We add the following immediately before the chart setting forth the investment objectives and policies of each Portfolio:

Certain optional living benefits (e.g., Highest Daily Lifetime 7 Plus) employ a pre-determined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a stable value option (e.g., the AST Investment Grade Bond Portfolio). You should be aware that the operation of the mathematical formula could impact the expenses and performance of the variable sub-accounts used with the optional living benefits (the "Permitted Funds"). Specifically, because transfers to and from the Permitted Funds can be frequent and the amount transferred can vary, the Permitted Funds could experience the following effects, among others: (a) they may be compelled to hold a larger portion of assets in highly liquid securities than they otherwise would, which could diminish performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held (b) they may experience higher portfolio turnover, which generally will increase the Permitted Funds' expenses and (c) if they are compelled by the mathematical formula to sell securities that are thinly-traded, such sales could have a significant impact on the price of such securities. Please consult the prospectus for the Permitted Fund for complete information about these effects.

   . We add the following information to your prospectus regarding currently available and permitted investment options when you choose Highest Daily Lifetime 7 Plus or Spousal Highest Daily Lifetime 7 Plus.

As a condition to your participating in Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of permitted funds. Under the first group, your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group, you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted investment options.

While those who do not participate in any optional benefit generally may invest in any of the investment options described in the prospectus, only those who participate in Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Optional Allocation and Rebalancing Program." If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost Averaging Program or Automatic Rebalancing Program. We may modify or terminate the Optional Allocation and Rebalancing Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Asset Allocation Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST First Trust Balanced Target Portfolio

AST First Trust Capital Appreciation Target Portfolio

AST Focus Four Plus Portfolio

AST Preservation Asset Allocation Portfolio

AST Schroders Multi-Asset World Strategies Allocation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST UBS Dynamic Alpha Strategy Portfolio

Franklin Templeton VIP Founding Funds Allocation Fund
--------
The following set of tables describes the second category, under which:

(a) you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST Western Asset Core Plus Bond Portfolio).
(b)you may allocate up to 80% in the equity and other portfolios listed in the table below.

(c) on each quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end. Note that on the first quarter-end following your participation in the Optional Allocation and Rebalancing Program, we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Optional Allocation and Rebalancing Program.

(d) between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

             Group II: Optional Allocation and Rebalancing Program

AST Academic Strategies Asset Allocation

AST Advanced Strategies

AST Aggressive Asset Allocation

AST AllianceBernstein Core Value

AST AllianceBernstein Growth & Income

AST American Century Income & Growth

AST Balanced Asset Allocation

AST Capital Growth Asset Allocation

AST Cohen & Steers Realty

AST DeAM Large-Cap Value

AST Federated Aggressive Growth

AST First Trust Balanced Target

AST First Trust Capital Appreciation Target

AST Goldman Sachs Concentrated Growth

AST Goldman Sachs Mid-Cap Growth

AST Goldman Sachs Small-Cap Value

AST High Yield

AST International Growth

AST International Value

AST JPMorgan International Equity

AST Large-Cap Value

AST Lord Abbett Bond-Debenture

AST Marsico Capital Growth

AST MFS Global Equity

AST MFS Growth

AST Mid-Cap Value

AST Money Market

AST Neuberger Berman Mid-Cap Growth

AST Neuberger Berman/LSV Mid-Cap Value

AST Neuberger Berman Small-Cap Growth

AST Niemann Capital Growth Asset Allocation

AST PIMCO Limited Maturity Bond

AST Preservation Asset Allocation

AST QMA US Equity Alpha

AST Schroders Multi-Asset World Strategies Allocation

AST Small-Cap Growth

AST Small-Cap Value

AST T. Rowe Price Asset Allocation

AST T. Rowe Price Global Bond

AST T. Rowe Price Large-Cap Growth

AST T. Rowe Price Natural Resources

AST UBS Dynamic Alpha Strategy

AST Western Asset Core Plus Bond

   4. The following line items are added to the prospectus section "Summary of Contract Fees and Charges -Your Optional Benefit Fees and Charges":

                  YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                                                    Total                     Total
                                                        Total      Annual                     Annual
                                                       Annual    Charge/2/ for    Total      Charge/2/
                                                      Charge/2/    SPAO 3        Annual       for SP      Total
                                                     for SPAO 3   Contract     Charge/2/ for  Plus 3      Annual
Optional                            Optional Benefit  Contract     without      SP Plus 3    without   Charge/2/ for
Benefit                                Fee/Charge    with Credit   Credit      with Credit    Credit   SP Flexelite
--------                            ---------------- ----------- -----------   -----------   --------  ------------
Highest Daily Lifetime 7 Plus
Maximum Charge /3/                    1.50% of PWV      3.00%       2.90%         3.00%        2.90%       3.15%
Current Charge                        0.70% of PWV      2.20%       2.10%         2.20%        2.10%       2.35%
Spousal Highest Daily Lifetime 7
  Plus
Maximum Charge /3/                    1.50% of PWV      3.00%       2.90%         3.00%        2.90%       3.15%
Current Charge                        0.85% of PWV      2.35%       2.25%         2.35%        2.25%       2.50%

How Charge is Determined

1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. SPAO 3, 0.70% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For SP Plus 3, 0.70% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For both SPAO 3 and SP Plus 3 Contracts without the Credit, the 0.70% is in addition to 1.40% annual charge of amounts invested in the Sub-accounts. For SP Flexelite, 0.70% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For SP Flexelite contracts sold before May 1, 2003, 0.70% of PWV is in addition to 1.60% annual charge of amounts invested in the Sub-accounts.

Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. SPAO 3, 0.85% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For SP Plus 3, 0.85% of PWV is in addition to 1.50% annual charge of amounts invested in the Sub-accounts. For both SPAO 3 and SP Plus 3 Contracts without the Credit, the 0.85% is in addition to 1.40% annual charge of amounts invested in the Sub-accounts. For SP Flexelite, 0.85% of PWV is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For SP Flexelite contracts sold before May 1, 2003, 0.85% of PWV is in addition to 1.60% annual charge of amounts invested in the Sub-accounts.

2. The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.

3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit. However, we have no present intention of doing so.

5. Expense Examples. The following Expense Examples replace the Expense Examples in the prospectus. All the assumptions set forth in the prospectus remain the same, except that these Expense Examples assume that you elect the Highest Daily Lifetime 7 Plus Income Benefit (which is the maximum combination of optional benefit charges) instead of the Lifetime Five Income Benefit.

Expense Examples are provided as follows (to be filed by Amendment):

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursements or waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

Expense Examples for SPAO 3 and SP Plus 3:

Example 1a: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract With Credit,

   .   You choose the Step-Up Guaranteed Minimum Death Benefit,

   . You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after May 1, 2004),

   .   You choose the Income Appreciator Benefit,

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses,*

   .   The investment has a 5% return each year,

   .   The mutual fund's total operating expenses remain the same each year,

   . For each optional benefit charge, we deduct the maximum charge rather than any current charge, and

   .   You withdraw all your assets at the end of the indicated period.

* Note: Not all portfolios offered are available if you elect certain optional benefits.

Example 1b: Contract With Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Example 2a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract With Credit,

   .   You do not choose any optional insurance benefit,

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses,*

   .   The investment has a 5% return each year,

   .   The mutual fund's total operating expenses remain the same each year,

   . For each optional benefit charge, we deduct the maximum charge rather than any current charge, and

   .   You withdraw all your assets at the end of the indicated period.

Example 2b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Example 3a: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

Example 3b: Contract Without Credit: Step-Up Guaranteed Minimum Death Benefit, Guaranteed Minimum Income Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

Example 4a: Contract Without Credit: Base Death Benefit; and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

Example 4b: Contract Without Credit: Base Death Benefit; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

Notes for Expense Examples:

These Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a and 4a) are assessed in connection with some annuity options, but not others.

The values shown in the 10 year column are the same for Example 1a and 1b, 2a and 2b, 3a and 3b, and 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal.

The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2008. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

A table of accumulation unit values appears in Appendix A to this prospectus.

Contract With Credit: Step-up Guaranteed Minimum Death Benefit Option, Guaranteed Minimum Income Benefit, Income Appreciator Benefit

Product    Example 1a: If You Withdraw Your Assets Example 1b: If You Do Not Withdraw Your Assets
-------    --------------------------------------- ----------------------------------------------
           1 yr     3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yr       10 yr
           ----     -----     -----     ------     ----        -----       ----       -----
SPAO 3
SP Plus 3

Contract Without Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator Benefit

Product    Example 2a: If You Withdraw Your Assets Example 2b: If You Do Not Withdraw Your Assets
-------    --------------------------------------- ----------------------------------------------
           1 yr     3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yr       10 yr
           ----     -----     -----     ------     ----        -----       ----       -----
SPAO 3
SP Plus 3

Contract With Credit: Base Death Benefit

Product    Example 3a: If You Withdraw Your Assets Example 3b: If You Do Not Withdraw Your Assets
-------    --------------------------------------- ----------------------------------------------
           1 yr     3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yr       10 yr
           ----     -----     -----     ------     ----        -----       ----       -----
SPAO 3
SP Plus 3

Contract Without Credit: Base Death Benefit

Product    Example 4a: If You Withdraw Your Assets Example 4b: If You Do Not Withdraw Your Assets
-------    --------------------------------------- ----------------------------------------------
           1 yr     3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yr       10 yr
           ----     -----     -----     ------     ----        -----       ----       -----
SPAO 3
SP Plus 3

EXPENSE EXAMPLES FOR SP FLEXELITE

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, Contract Fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the mutual funds, which do not reflect any expense reimbursements or waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables that follow.

Expense Examples for subsequent version of Strategic Partners FlexElite sold on or after May 1, 2003

Example 1a: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract;

   .   You choose the Highest Daily Value Death Benefit;

   .   You choose the Earnings Appreciator Benefit;

   . You choose the Guaranteed Minimum Income Benefit (for contracts sold beginning January, 20, 2004);

   . You choose the Income Appreciator Benefit;. You make credit elections prior to your 3/rd/ and 6/th/ contract anniversaries;

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses*;

   .   The investment has a 5% return each year;

   .   The mutual fund's total operating expenses remain the same each year;

   . For each charge, we deduct the maximum charge rather than any current charge; and

   .   You withdraw all your assets at the end of the indicated period.

* Note: Not all portfolios offered are available if you elect certain optional benefits.

Example 1b: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Example 2a: Base Death Benefit and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract;

   .   You choose the Base Death Benefit;

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses;

   .   The investment has a 5% return each year;

   .   The mutual fund's total operating expenses remain the same each year;

   . For each charge, we deduct the maximum charge rather than any current charge*;

   .   You do not make a credit election; and

   .   You withdraw all your assets at the end of the indicated period.

* Note: Not all portfolios offered are available if you elect certain optional benefits.

Example 2b: Base Death Benefit and You Do Not Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Expense Examples for original version of Strategic Partners FlexElite

Example 3a: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract;

   .   You choose the Greater of roll-up and step-up GMDB;

   .   You choose the Earnings Appreciator Benefit;

   . You make credit elections prior to your 3/rd/ and 6/th/ contract anniversaries;

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses;

   .   The investment has a 5% return each year;

   .   The mutual fund's total operating expenses remain the same each year;

   . For each charge, we deduct the maximum charge rather than any current charge; and

   .   You withdraw all your assets at the end of the indicated period.

Example 3b: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Example 4a: Base Death Benefit and You Withdraw All Your Assets

This example assumes that:

   .   You invest $10,000 in the Contract;

   .   You choose the Base Death Benefit;

   . You allocate all of your assets to the variable investment option having the maximum total operating expenses;

   .   The investment has a 5% return each year;

   .   The mutual fund's total operating expenses remain the same each year;

   . For each charge, we deduct the maximum charge rather than any current charge;*

   .   You do not make a credit election; and

   .   You withdraw all your assets at the end of the indicated period.

* Note: Not all portfolios offered are available if you elect certain optional benefits.

Example 4b: Base Death Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

Notes For Expense Examples:

These Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a, and 4a) are assessed in connection with some annuity options, but not others.

The values shown in the 10 year column are the same for the examples with withdrawal charges and the examples without withdrawal charges. This is because, if 3 or more years have elapsed since your last credit election before your 6/th/ contract anniversary, no withdrawal charges apply.

The examples use an average contract maintenance charge, which we calculated based on our general estimate of the total contract fees we expect to collect in 2008. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state.

The table of accumulation unit values appears in Appendix A to this prospectus.

Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit; Income Appreciator Benefit; Credit Election

               Example 1a: If Your Withdraw Your Assets  Example 1b: If You Do Not Withdraw Your Assets
               ----------------------------------------- -----------------------------------------------
               1 yr       3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yrs       10 yrs
                 -----      -----     -----     ------      -----       -----       -----      ------

Base Death Benefit

               Example 2a: If Your Withdraw Your Assets  Example 2b: If You Do Not Withdraw Your Assets
               ----------------------------------------- -----------------------------------------------
               1 yr       3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yrs       10 yrs
                 -----      -----     -----     ------      -----       -----       -----      ------

Greater of Roll-Up and Step-Up Guaranteed Minimum Death Benefit, Earnings Appreciator Benefit, Credit Elections

               Example 3a: If Your Withdraw Your Assets  Example 3b: If You Do Not Withdraw Your Assets
               ----------------------------------------- -----------------------------------------------
               1 yr       3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yrs       10 yrs
                 -----      -----     -----     ------      -----       -----       -----      ------

Base Death Benefit

               Example 4a: If Your Withdraw Your Assets  Example 4 b: If You Do Not Withdraw Your Assets
               ----------------------------------------- ------------------------------------------------
               1 yr       3 yrs     5 yrs     10 yrs     1 yr        3 yrs       5 yrs       10 yrs
                 -----      -----     -----     ------      -----       -----       -----       ------

--------
6. How Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account

The following is added as Appendix E in your Annuity Prospectus describing the mathematical formula used in connection with the optional living benefits described in this supplement

               HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT AND
             SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT
  TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST
                       INVESTMENT GRADE BOND SUB-ACCOUNT

Terms and Definitions referenced in the calculation formulas:

   . Cu - the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Cu\\s\\ - The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%

   . Ct - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See the prospectus for the table of "a" factors)

   .   Vv - the total value of all Permitted Sub-accounts in the Annuity.

   .   V\\F\\ the total value of all elected Fixed Rate Options in the Annuity

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of
       (1) the Protected Withdrawal Value at the time of the first Lifetime Withdrawal, increased for additional Purchase Payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional Purchase Payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

   . T\\m\\ - the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio Sub-account

Note: Lifetime Withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Daily Calculations

Target Value Calculation:

On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / (V\\V\\ + V\\F\\).

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

   . If on the third consecutive Valuation Day r > Cu and r (less or =) Cu\\s\\ or if on any day r > Cu\\s\\, and transfers have not been suspended due to the 90% cap rule (see above), assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

   . If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T = Min (MAX(0,(0.90*(V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) *
C\\t\\] / (1 - C\\t\\))Money is transferred from the elected Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account

T = {Min (B, - [L - B -(V\\V\\ + V\\F\\)* C\\t\\] / (1 - C\\t\\))} Money is
transferred from the AST Investment Grade Bond Sub-account to the elected Sub-accounts

Monthly Calculation

On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the elected Sub-Accounts will occur:

If, after the daily Transfer Calculation is performed,

{Min (B, .05*(V\\v\\ + V\\F\\ +B))} < (Cu*(V\\v\\ + V\\F\\) - L + B) / (1 -
Cu), then

Tm = {Min (B, .05*(V\\v\\ + V\\F\\ +B))} Money is transferred from the AST Investment Grade Bond Sub-account to the elected Sub-accounts.

*****************

II. NEW OPTIONAL FEATURE FOR HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT, HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT

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

   1. In the section entitled "Living Benefit Programs - Highest Daily Lifetime Five (SM) Income Benefit", we add and amend certain information contained in that section as follows:

If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a new asset transfer formula (This feature is not currently available in New York). The new formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix C in your prospectus and is provided below.

Under the new formula, we will not execute a transfer that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. In addition, future transfers into the Benefit Fixed Rate Account will be suspended (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) until there is first a transfer out of the Benefit Fixed Rate Account. Once a subsequent transfer occurs out of the Benefit Fixed Rate Account, we will lift the suspension and amounts may be transferred to the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will we make a transfer that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the mathematical formula. Once you elect this feature, the new transfer formula described above and set forth below will be the asset transfer formula for your Annuity. In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account on the effective date of this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first- our rule). On each Valuation Day thereafter, your Account Value will be subject to the new asset transfer formula.

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

Important Considerations When Electing this Feature:

   . The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. In addition, because the charge for the Highest Daily Lifetime Five is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

   . If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Sub-accounts you select.

If you elect this feature, the following replaces the "Transfer Calculation"
section in Appendix C:

Transfer Calculation:

The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate
Account:

      If (F/(V+F) >.90) then

      T = F-(V+F*.90)

If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

On each Valuation Day thereafter (including the effective date of this feature provided F/(V+F) <=.90), the following asset transfer calculation is performed

Target Ratio r = (L - F) / V.

   . If r > C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

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

   . If r <C\\l\\and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T = Min (MAX (0,(0.90*(V+ F)) - F), [L - F - V* C\\t\\] / (1 - C\\t\\)) Money
is transferred from the elected Permitted Sub-accounts to Benefit Fixed Rate Account

T = {Min(F, [L - F - V * C\\t\\] / (1 - C\\t\\))} T<0, Money is transferred from the Benefit Fixed Rate Account to the Permitted Sub-accounts.

   2. In the section entitled "Living Benefit Programs - Highest Daily Lifetime Seven (SM) Income Benefit and Spousal Highest Daily Lifetime Seven (SM) Income Benefit", we add and amend certain information contained in that section as follows:

If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily Lifetime Seven Income Benefit or Spousal Highest Daily Lifetime Seven Income Benefit, you can elect this feature which utilizes a new asset transfer formula. The new formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix D in your prospectus and is provided below.

Under the new formula, we will not execute a transfer that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. In addition, future transfers into the AST Investment Grade Bond Sub-account will be suspended (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once a subsequent transfer occurs out of the AST Investment Grade Bond Sub-account, we will lift the suspension and amounts may be transferred to the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will we make a transfer that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Ssub-account. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the mathematical formula. Once you elect this feature, the new transfer formula described above and set forth below will be the asset transfer formula for your Annuity. In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account on the effective date of this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). On each Valuation Day thereafter, your Account Value will be subject to the new asset transfer formula.

Important Consideration When Electing this Feature:

   . If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Sub-accounts you select.

If you elect this feature, the following replaces the "Transfer Calculation"
section in Appendix D:

   Transfer Calculation if you elected Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven:

The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Sub-account:

   If (B/(V+B) >.90) then

   T = B-(V+B*.90)

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

If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

On each Valuation Day thereafter (including the effective date of this feature provided B/(V+B) <=.90), the following asset transfer calculation is performed

Target Ratio r = (L - B) / V.

   . If r > C\\u\\, assets in the Permitted Sub-accounts are transferred to AST Investment Grade Bond Sub-account.

   . If r <C\\l\\and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the AST Investment Grade Bond Sub-account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T = Min (MAX (0,(0.90*(V+ B)) - B), [L - B - V* C\\t\\] / (1 - C\\t\\)) Money
is transferred from the elected Permitted Sub-accounts to AST Investment Grade Bond Sub-Account

T = {Min(B, [L - B - V * C\\t\\] / (1 - C\\t\\))} T<0, Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts.

III.

   1. Discontinuance of Certain Optional Living Benefits. As of the date of this supplement and subject to regulatory approval (except under certain circumstances) of Highest Daily Lifetime 7 Plus Income Benefit or Spousal Highest Daily Lifetime 7 Plus Income Benefit in your state, you may no longer elect the following income benefits: Highest Daily Lifetime Seven Income Benefit and, Spousal Highest Daily Lifetime Seven Income Benefit. Check with your financial professional regarding availability of these benefits in your state.

   2. We add the following paragraph to the prospectus section "Tax Considerations - Types of Tax-favored Plans"

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

Caution: Recent IRS regulations may affect the taxation of 403(b) tax deferred annuity contract exchanges that occur after September 24, 2007.

Certain transactions, often called "Revenue Ruling 90-24" exchanges or transfers, are a common non-taxable method to exchange one tax deferred annuity contract for another. The IRS has issued regulations that may impose restrictions on your ability make such an exchange. The regulations are generally effective in 2009 but there is great uncertainty about their application to contract exchanges that take place during the period following September 24, 2007 and before January 1, 2009 (the "gap period"). Because of this uncertainty, it is possible that an exchange that takes place during the gap period may cause you to incur taxation on the value of the contract. But it is also possible that such an exchange will not have adverse tax consequences. We have asked the IRS to provide more guidance on this critical issue. In the meantime, before you request an exchange during the gap period you should consult with your tax advisor. We intend to begin accepting such transfers on or about ____ but only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, starting on or about ____ we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

3. The following is added to your prospectus at the end of the section entitled "Purchasing Your Annuity":

"Beneficiary" Annuity

You may purchase an Annuity if you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent's annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a non-qualified annuity, for distributions based on lives age 70 or under. This transfer option is not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a "Beneficiary Continuation Option".

Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. We will calculate your required distributions based on life expectancy in the year of the decedent's death, using Table 1 in IRS Publication 590. You must take distributions at least annually. For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent's death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2, however you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see "Required Distributions Upon Your Death for Qualified Annuity Contracts" in the Tax Considerations section of your prospectus. For non-qualified Annuities, distributions must begin within one year of the decedent's death. For additional information regarding the tax considerations applicable to beneficiaries of a non-qualified Annuity see "Required Distributions Upon Your Death for Nonqualified Annuity Contracts" in the Tax Consideration section of your prospectus.

You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.

The Annuity will provide a basic Death Benefit, and you may name a "successor" who may either receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.

Please note the following additional limitations:

   . No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from the decedent's annuity. You may not make your Purchase Payment as an indirect rollover.

   . You may not elect any optional living or death benefits. Annuity Rewards are not available.

   .   You may not annuitize the Annuity; no annuity options are available.

   . You may participate only in the following programs: Auto-Rebalancing, Dollar Cost Averaging (but not Enhanced Dollar Cost Averaging), Systematic Withdrawals, and Third Party Investment Advisor.

   . You may not assign or change ownership of the Annuity, and you may not designate another life from which distributions are based.

   . If the Annuity is funded by means of transfer from another "beneficiary annuity" with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us.

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

      We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another "beneficiary annuity" that has annuitized where taxes are calculated based on an exclusion ratio of earnings to original investment.

   . The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and (3) the beneficiaries of the trust who are beneficiaries with respect to the trust's interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30/th/ of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request.

   . If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we will require certifications from the receiving company that required distributions will be made as required by law.

   . We must receive your transfer request at least 45 days prior to your first required distribution.


   4. We replace the section of the prospectus entitled "Asset Transfer Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to the prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate

Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you elect the new asset transfer formula calculation offered in this supplement, see the discussion above regarding the 90% cap.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued annuities that elect Highest Daily Lifetime Five and existing annuities that elect Highest Daily Lifetime Five, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

   . Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or

   . If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the mathematical formula depends upon a number of factors unique to YOUR Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

   .   How long you have owned Highest Daily Lifetime Five;

   .   The performance of the Permitted Sub-accounts you have chosen;

   . The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);

   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;

   .   The amount you have allocated to the Benefit Fixed Rate Account;

   .   Additional Purchase Payments, if any, you make to your Annuity;

   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a market recovery until it is moved out of the Benefit Fixed Rate Account.

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

The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

   We replace the sections of the prospectus entitled "Asset Transfer Component of Highest Daily Lifetime Seven" and "Asset Transfer Component of Spousal Highest Daily Lifetime Seven" (as applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary mathematical formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account. Under the asset transfer component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur. If you elect the new asset transfer formula calculation offered in this supplement, see the discussion above regarding the 90% cap.

As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or

   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the mathematical formula depends upon a number of factors unique to YOUR Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

   . How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;

   .   The performance of the Permitted Sub-accounts you have chosen;

   .   The performance of the AST Investment Grade Bond Sub-account;

   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;

   .   The amount you have allocated to the AST Investment Grade Bond
       Sub-account;

   .   Additional Purchase Payments, if any, you make to your Annuity;

   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a market recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

Part C
Other Information

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

4(q) Form of Highest Daily Lifetime 7 Plus Benefit Rider. Incorporated herein by reference to File No. 333-130989 Post-Effective No. 14.

4(r) Form of Schedule Supplement for Highest Daily Lifetime 7 Plus. Incorporated herein by reference to File No. 333-130989 Post-Effective No. 14.

(13)b Power of Attorney for Stephen Pelletier. Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:

Name and Principal Business
Address                              Position and Offices with Depositor
---------------------------  -----------------------------------------------------

  James J. Avery, Jr.        Vice Chairman and Director
  213 Washington Street
  Newark, NJ 07102-2992

  Tucker I. Marr             Chief Financial Officer and Chief Accounting Officer
  213 Washington Street
  Newark, NJ 07102-2992

  Helen M. Galt              Director
  213 Washington Street
  Newark, NJ 07102-2992

  Philip J. Grigg            Senior vice President and Chief Actuary
  213 Washington Street
  Newark, NJ 07102-2992

  Bernard J. Jacob           Treasurer and Director
  213 Washington Street
  Newark, NJ 07102-2992

  Scott D. Kaplan            Director, President and Chief Executive Officer
  213 Washington Street
  Newark, NJ 07102-2992

  Thomas C. Castano          Chief Legal Officer and Secretary
  213 Washington Street
  Newark, NJ 07102-2992

  Kent D. Sluyter            Senior Vice President
  213 Washington Street
  Newark, NJ 07102-2992

  Kenneth S. Solon           Senior Vice President
  213 Washington Street
  Newark, NJ 07102-2992

  James M. O'Connor          Senior Vice President and Actuary
  200 Wood Avenue South
  Iselin, NJ 08830-2706

  Stephen Pelletier          Director
  One Corporate Drive
  Shelton, CT 06484

ITEM 29. PRINCIPAL UNDERWRITERS

(a)Prudential Annuities Distributors, Inc. (PAD)

(b)Information concerning the officers and directors of PAD is set forth below.

                                    POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES WITH
NAME                                        UNDERWRITER                   REGISTRANT
----                              -------------------------------- --------------------------
George M. Gannon                  President, Chief Executive                 None
2101 Welsh Road                   Officer, Director and Chief
Dresher, Pennsylvania 19025-5001  Operations Officer

John T. Doscher                   Senior Vice President and Chief            None
751 Broad Street                  Compliance Officer
Newark, New Jersey 07102-3714

Jacob M. Herschler                Director                                   None
One Corporate Drive
Shelton, Connecticut 06484

Steven P. Marenakos               Director                                   None
One Corporate Drive
Shelton, Connecticut 06484

Robert F. O'Donnell               Director                                   None
One Corporate Drive
Shelton, Connecticut 06484

Kenneth Y. Tanji                  Director                                   None
213 Washington Street
Newark, New Jersey 07102-2917

Bruce Ferris                      Executive Vice President and               None
One Corporate Drive               Director
Shelton, Connecticut 06484

Joseph P. DeCresce                Vice President, Secretary and              None
One Corporate Drive               Chief Legal Officer
Shelton, Connecticut 06484

Margaret R. Horn                  Chief Financial Officer                    None
213 Washington Street
Newark, New Jersey 07102-2917

                                  SIGNATURES

   As required by the Securities Act of 1933, the Registrant has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 30th day of October, 2008.

        THE PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    ACCOUNT

                                  Registrant

                By: Pruco Life Insurance Company of New Jersey


Attest:  /s/ Thomas C. Castano                 /s/ Scott D. Kaplan
         ----------------------------------    --------------------------------
Thomas C. Castano                              Scott D. Kaplan
Chief Legal Officer and Secretary              President and Chief Executive
                                               Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              Signature and Title


            *
---------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR         Date: October 30, 2008



            *                **By:  /s/ Thomas C. Castano
---------------------------         ---------------------------------
SCOTT D. KAPLAN                     THOMAS C. CASTANO
DIRECTOR                            CORPORATE COUNSEL


            *
--------------------------
TUCKER I. MARR
CHIEF ACCOUNTING OFFICER


            *
--------------------------
BERNARD J. JACOB
DIRECTOR


            *
--------------------------
SCOTT G. SLEYSTER
DIRECTOR


            *
--------------------------
HELEN M. GALT
DIRECTOR


            *
--------------------------
STEPHEN PELLETIER
DIRECTOR

                                 EXHIBIT INDEX

(13)b Power of Attorney for Stephen Pelletier